Schedule of Investments (unaudited) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.7%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/19	$405	$405,834
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	545	548,188
Series A, 5.00%, 09/01/19	520	523,161
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/19	195	196,184
City of Huntsville AL GO, Series A, 5.00%, 09/01/19	185	186,114
State of Alabama GO, Series A, 5.00%, 08/01/19	125	125,374
University of Alabama (The) RB, Series A, 5.00%, 07/01/19	45	45,000

		2,029,855

Alaska — 0.1%
Alaska Municipal Bond Bank Authority RB, Series 3, 4.00%, 09/01/19 (MO)	100	100,427
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/19 (NPFGC)	20	20,122
State of Alaska GO
Series A, 4.00%, 08/01/19	250	250,540
Series B, 5.00%, 08/01/19	20	20,059

		391,148

Arizona — 5.4%
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/19	340	340,000
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	450	452,713
Series A-3, 5.00%, 09/01/19 (AGM)	150	150,905
Arizona State University RB, Series A, 5.00%, 07/01/19	50	50,000
Arizona Transportation Board RB
4.25%, 07/01/19	75	75,000
5.00%, 07/01/19	980	980,000
Series A, 5.00%, 07/01/19	690	690,000
City of Chandler AZ RB, 5.00%, 07/01/19	600	600,000
City of Flagstaff AZ GOL, Series B, 4.00%, 07/01/19	55	55,000
City of Phoenix AZ GO
3.00%, 07/01/19	175	175,000
5.00%, 07/01/19	250	250,000
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	295	295,000
4.00%, 07/01/19	130	130,000
5.00%, 07/01/19	2,040	2,040,000
Series A, 4.00%, 07/01/19	495	495,000
Series A, 5.00%, 07/01/19	1,255	1,255,000
Series B, 3.50%, 07/01/19	75	75,000
Series B, 5.00%, 07/01/19	485	485,000
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	100,000
4.00%, 07/01/19	100	100,000
City of Tempe AZ GOL, Series B, 4.00%, 07/01/19	135	135,000
City of Tempe AZ RB, 5.00%, 07/01/19	1,000	1,000,000
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/19	40	40,000
County of Pima AZ RB, 4.00%, 07/01/19	25	25,000
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19 (AGM)	340	340,000
Series 2016, 5.00%, 07/01/19	400	400,000
Series B, 5.00%, 07/01/19	290	290,000

Security	Par (000)	Value

Arizona (continued)
Maricopa County Community College District GO
Series C, 5.00%, 07/01/19	$260	$260,000
Series D, 4.00%, 07/01/19	625	625,000
Maricopa County High School District No. 210-Phoenix GO, 5.00%, 07/01/19	135	135,000
Maricopa County Unified School District No. 4 Mesa GOL, 4.00%, 07/01/19	115	115,000
Maricopa County Unified School District No. 48 Scottsdale GO, Series A, 5.00%, 07/01/19	625	625,000
Maricopa County Unified School District No. 69 Paradise Valley GO, Series D, 3.50%, 07/01/19	70	70,000
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/19	105	105,000
Maricopa County Union High School District No. 210-Phoenix
3.00%, 07/01/19	75	75,000
5.25%, 07/01/19 (AGM)	130	130,000
Series E, 5.00%, 07/01/19	480	480,000
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/19	285	285,000
Scottsdale Preserve Authority RB, 5.00%, 07/01/19	305	305,000
State of Arizona COP, 4.00%, 09/01/19	100	100,437
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/19 (AGM)	55	55,000
University of Arizona RB, 5.00%, 08/01/19	315	315,939

		14,704,994

California — 9.8%
91 Express Lanes Toll Road RB, 5.00%, 08/15/19	270	271,258
Anaheim Public Financing Authority RB, 0.00%, 09/01/19 (AGM)(a)	50	49,881
Benicia Unified School District GO, 4.00%, 08/01/19	65	65,153
Berkeley Unified School District/CA GO, 5.00%, 08/01/19	90	90,284
California Educational Facilities Authority RB, 5.25%, 09/01/19 (AMBAC)	25	25,171
California State Public Works Board RB
Series A, 5.00%, 09/01/19	850	855,330
Series D, 5.00%, 09/01/19	125	125,784
Series F, 4.00%, 09/01/19	25	25,116
Series F, 5.00%, 09/01/19	185	186,160
Series G, 5.00%, 09/01/19	255	256,599
City of Los Angeles CA GO
Series A, 4.00%, 09/01/19 (ETM)	90	90,425
Series A, 5.00%, 09/01/19	360	362,315
Series B, 5.00%, 09/01/19	240	241,543
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/19	50	50,000
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/19 (AMBAC)(a)	60	59,873
Clovis Unified School District GO, Series A, 0.00%, 08/01/19, (ETM) (NPFGC)(a)	150	149,852
Coast Community College District GO, Series A, 5.00%, 08/01/19	415	416,311
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/19	170	170,000
County of Santa Clara CA GO, Series B, 5.00%, 08/01/19	125	125,395
East Bay Regional Park District GO, Series A, 3.00%, 09/01/19	35	35,111
El Camino Community College District GO, 5.00%, 08/01/19	465	466,469
Foothill-De Anza Community College District GO, 5.25%, 08/01/19 (NPFGC)	65	65,218
Fremont Union High School District GO, 5.00%, 08/01/19	200	200,632
Glendale Unified School District/CA GO, 5.00%, 09/01/19	65	65,418

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Huntington Beach City School District GO, Series A, 4.00%, 08/01/19	$250	$250,590
Long Beach Unified School District GO
Series A, 4.00%, 08/01/19	85	85,201
Series A, 5.00%, 08/01/19	20	20,063
Los Altos Elementary School District GO, 5.00%, 08/01/19	25	25,079
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/19	400	401,264
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/19	210	210,000
Series A, 5.00%, 07/01/19	640	640,000
Series B, 5.00%, 07/01/19	310	310,000
Series D, 5.00%, 07/01/19	270	270,000
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/19	180	180,000
Series A, 5.00%, 07/01/19	355	355,000
Series B, 5.00%, 07/01/19	85	85,000
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/19	195	195,000
Series B, 5.00%, 07/01/19	370	370,000
Los Angeles Unified School District/CA GO
Series A, 3.00%, 07/01/19	165	165,000
Series A, 5.00%, 07/01/19	1,160	1,160,000
Series C, 5.00%, 07/01/19	350	350,000
Series D, 5.00%, 07/01/19	160	160,000
Series F, 5.00%, 07/01/19	50	50,000
Series I, 5.00%, 07/01/19	490	490,000
Series K, 4.00%, 07/01/19	175	175,000
Series KRY, 5.00%, 07/01/19	90	90,000
Marin Community College District GO, 4.00%, 08/01/19	80	80,189
Metropolitan Water District of Southern California RB 3.50%, 07/01/19	100	100,000
Series A, 5.00%, 07/01/19	160	160,000
Series B, 5.00%, 07/01/19	125	125,000
Series C, 5.00%, 07/01/19	190	190,000
Monterey Peninsula Community College District GO, Series A, 4.00%, 08/01/19	175	175,413
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/19	150	150,474
Municipal Improvement Corp. of Los Angeles RB, Series C, 4.50%, 09/01/19	140	140,777
Newport Mesa Unified School District GO, 4.00%, 08/01/19	100	100,236
North Orange County Community College District/CA GO, Series A, 4.00%, 08/01/19	100	100,238
Northern California Power Agency RB, Series A, 5.00%, 07/01/19	150	150,000
Norwalk-La Mirada Unified School District GO, Series A, 4.00%, 08/01/19	100	100,234
Placentia-Yorba Linda Unified School District GO, 5.00%, 08/01/19	50	50,158
Port of Los Angeles RB, Series A, 5.00%, 08/01/19	160	160,506
Poway Unified School District GO, 5.00%, 08/01/19	250	250,790
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/19	100	100,607
Rancho Santiago Community College District GO 4.00%, 09/01/19	110	110,528
5.25%, 09/01/19 (AGM)	100	100,684

Security	Par (000)	Value

California (continued)
Sacramento Municipal Utility District RB
Series X, 5.00%, 08/15/19	$515	$517,390
Series Y, 4.00%, 08/15/19	120	120,414
San Diego Community College District GO, 5.00%, 08/01/19	270	270,853
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/19	35	35,000
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/19, (ETM)	150	150,953
San Diego Public Facilities Financing Authority Water Revenue RB
Series A, 5.00%, 08/01/19	100	100,314
Series B, 5.00%, 08/01/19	195	195,612
Series B, 5.00%, 08/01/19 (ETM)	125	125,385
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/19(a)	220	220,000
Series A, 0.00%, 07/01/19 (NPFGC)(a)	160	160,000
Series C-2, 5.50%, 07/01/19 (AGM)	165	165,000
Series R-3, 5.00%, 07/01/19	45	45,000
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 5.00%, 07/01/19, (ETM)	100	100,000
San Gabriel Unified School District GO, Series A, 4.00%, 08/01/19	120	120,283
San Jose Unified School District GO
4.00%, 08/01/19	50	50,118
5.00%, 08/01/19	25	25,079
San Mateo County Community College District GO, 4.00%, 09/01/19	155	155,744
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/19	495	496,168
Santa Clara Unified School District GO, 3.00%, 07/01/19	430	430,000
Santa Margarita-Dana Point Authority RB, Series A, 5.00%, 08/01/19	75	75,237
Santa Monica Community College District GO, Series C, 5.25%, 08/01/19	65	65,218
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/19(a)	205	204,809
Sonoma County Junior College District GO, 5.00%, 08/01/19	60	60,190
Southern California Public Power Authority RB 5.00%, 07/01/19	95	95,000
Series A, 4.00%, 07/01/19	120	120,000
Series A, 5.00%, 07/01/19	1,035	1,035,000
State of California GO
3.00%, 09/01/19	460	461,389
5.00%, 08/01/19	685	687,117
5.00%, 09/01/19	3,075	3,094,311
Series A, 4.60%, 07/01/19 (ETM)	870	870,000
Series A, 5.00%, 07/01/20 (PR 07/01/19)	770	770,000
Series A, 5.25%, 07/01/21 (PR 07/01/19)	1,140	1,140,000
Series B, 5.00%, 09/01/19	975	981,123
Tahoe-Truckee Unified School District GO, 5.50%, 08/01/19 (NPFGC)	155	155,552
Ventura County Community College District GO, 5.00%, 08/01/19	40	40,126
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/19	125	125,395
William S Hart Union High School District GO, Series C, 4.00%, 08/01/19	20	20,047
Yosemite Community College District GO, 4.00%, 08/01/19	100	100,236

		26,416,392

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 0.3%
City & County of Denver CO GO, Series A, 5.00%, 08/01/19, (ETM)	$110	$110,330
City & County of Denver CO RB, Series A, 5.25%, 09/01/19, (ETM) (AGM)	100	100,651
City & County of Denver Co. GO, 5.00%, 08/01/19	500	501,500
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 09/01/19	25	25,153
E-470 Public Highway Authority RB, Series A, 5.00%, 09/01/19	100	100,550

		838,184

Connecticut — 3.3%
City of Stamford CT GO, Series B, 4.00%, 07/01/19	60	60,000
Connecticut State Health & Educational Facilities Authority RB Series A-1, 1.00%, 07/01/42(b)(c)	400	400,000
VRDN, 1.75%, 07/01/36 (Put 06/28/19)(b)(c)	7,050	7,050,000
State of Connecticut GO
Series C, 5.00%, 07/15/19	130	130,170
Series E, 5.00%, 09/01/19	300	301,791
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/19	50	50,149
Series A, 5.00%, 09/01/19	500	503,025
Series B, 5.00%, 08/01/19	160	160,475
University of Connecticut RB, Series A, 5.00%, 08/15/19	125	125,541

		8,781,151

Delaware — 0.8%
County of New Castle DE GO
Series A, 5.00%, 07/15/19	150	150,202
Series B, 5.00%, 07/15/19	100	100,135

Delaware Transportation Authority RB
3.00%, 07/01/19	200	200,000
5.00%, 07/01/19	375	375,000
5.00%, 09/01/19	180	181,075
Series A, 5.00%, 07/01/19	610	610,000
State of Delaware GO
Series A, 3.00%, 08/01/19	100	100,141
Series A, 5.00%, 07/01/19	70	70,000
Series B, 5.00%, 07/01/19	315	315,000
Series B, 5.00%, 07/01/19 (ETM)	30	30,000

		2,131,553

District of Columbia — 0.0%
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/01/19	100	100,000

Florida — 6.0%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/19	255	255,000
Brevard County School District COP, Series C, 5.00%, 07/01/19	150	150,000
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 09/01/19	100	100,608
County of Hillsborough FL RB, 5.00%, 08/01/19	170	170,508
County of Miami-Dade FL GO 3.50%, 07/01/19	75	75,000
Series A, 3.00%, 07/01/19	100	100,000
County of Miami-Dade FL Transit System RB 5.00%, 07/01/19	315	315,000
Series A, 5.00%, 07/01/19	250	250,000
Series A, 5.00%, 07/01/19 (AGC)	320	320,000

Security	Par (000)	Value

Florida (continued)
County of Palm Beach FL GO, 5.00%, 07/01/19	$100	$100,000
Florida Atlantic University Housing System Revenue RB, Series A, 5.00%, 07/01/19	100	100,000
Florida Department of Environmental Protection RB 5.00%, 07/01/19	500	500,000
Series A, 5.00%, 07/01/19	545	545,000
Series B, 5.00%, 07/01/19	880	880,000
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/19	175	175,234
Florida’s Turnpike Enterprise RB 5.00%, 07/01/19	240	240,000
Series A, 5.00%, 07/01/19	1,095	1,095,000
Series B, 5.00%, 07/01/19	220	220,000
Series C, 5.00%, 07/01/19	300	300,000
Hillsborough County School Board COP 5.00%, 07/01/19	165	165,000
Series A, 5.00%, 07/01/19	30	30,000
Jacksonville Transportation Authority RB, 4.00%, 08/01/19	300	300,657
Lee County School Board (The) COP
Series A, 5.00%, 08/01/19	50	50,146
Series B, 5.00%, 08/01/19	650	651,898
Leon County School District RB, 5.00%, 09/01/19	150	150,896
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/19	120	120,000
Series A, 5.00%, 07/01/19 (AGM)	75	75,000
Series B, 5.00%, 07/01/19	145	145,000
Orange County School Board COP, Series D, 5.00%, 08/01/19	525	526,549
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/19	480	480,000
Series B, 5.00%, 07/01/19 (AGM)	100	100,000
Palm Beach County School District COP
Series A, 5.00%, 08/01/19	50	50,147
Series B, 5.00%, 08/01/19	595	596,743
Series C, 4.00%, 08/01/19	20	20,043
Series D, 5.00%, 08/01/19	250	250,732
Pasco County School Board COP 5.00%, 08/01/19	50	50,145
Series A, 5.00%, 08/01/19	70	70,203
Sarasota County School Board COP 5.00%, 07/01/19	100	100,000
Series B, 3.00%, 07/01/19	185	185,000
School District of Broward County/FL COP
Series A, 4.00%, 07/01/19	75	75,000
Series A, 5.00%, 07/01/19	1,000	1,000,000
Seminole County School Board COP, Series A, 4.00%, 07/01/19	25	25,000
St. Johns County School Board COP, 5.00%, 07/01/19	220	220,000
State of Florida Department of Transportation RB 5.00%, 07/01/19	70	70,000
Series A, 5.00%, 07/01/19	100	100,000
State of Florida GO, 5.00%, 07/01/19	2,100	2,100,000
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	1,040	1,040,000
Series B, 5.00%, 07/01/19	695	695,000
Series C, 5.00%, 07/01/19	325	325,000
Series E, 5.00%, 07/01/19	335	335,000

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Volusia County School Board COP 5.00%, 08/01/19	$150	$150,440
Series A, 5.00%, 08/01/19	70	70,205

		16,215,154

Georgia — 4.0%
County of Cobb GA Water & Sewerage Revenue RB, 4.50%, 07/01/19	25	25,000
Gwinnett County Water & Sewerage Authority RB 5.00%, 08/01/19 (GTD)	495	496,485
Series A, 4.00%, 08/01/19 (GTD)	305	305,671
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/19	410	410,000
Series A, 5.00%, 07/01/19 (NPFGC)	355	355,000
Series B, 5.00%, 07/01/19	100	100,000
Private Colleges & Universities Authority RB, 1.92%, 09/01/36 (Put 07/24/19)(b)(c)	5,000	5,000,000
State of Georgia GO
Series A, 5.00%, 07/01/19	250	250,000
Series C, 5.00%, 07/01/19	1,740	1,740,000
Series E-1, 4.50%, 07/01/19	85	85,000
Series E-2, 4.00%, 09/01/19	125	125,559
Series I, 4.00%, 07/01/19	390	390,000
Series I, 5.00%, 07/01/19	1,535	1,535,000

		10,817,715

Hawaii — 3.0%
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/19	125	125,276
Series A, 4.00%, 08/01/19 (ETM)	10	10,022
Series B, 5.00%, 08/01/19	325	325,978
Series B, 5.25%, 07/01/19 (AGM)	575	575,000
Series D, 5.25%, 09/01/32 (PR 09/01/19)	655	659,264
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19 (NPFGC)(a)	30	30,000
5.00%, 07/01/19	465	465,000
Series A, 3.50%, 07/01/19	60	60,000
Series A, 4.00%, 07/01/19	340	340,000
Series A, 5.00%, 07/01/19	320	320,000
County of Hawaii HI GO, Series B, 4.00%, 09/01/19	350	351,575
County of Maui HI GO, 5.00%, 09/01/19	345	347,115
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/19	150	150,000
State of Hawaii GO
Series EH, 4.00%, 08/01/19	365	365,807
Series EH, 5.00%, 08/01/19	215	215,647
Series EO, 5.00%, 08/01/19	650	651,956
Series EP, 5.00%, 08/01/19	2,795	2,803,413
State of Hawaii State Highway Fund RB, Series B, 5.25%, 07/01/19 (AGM)	280	280,000

		8,076,053

Idaho — 0.0%
Ada & Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 08/15/19 (GTD)	50	50,221

Illinois — 2.0%
Illinois Finance Authority RB, VRDN, 1.87%, 07/01/38 (Put 06/28/19)(b)(c)	5,000	5,000,000
Regional Transportation Authority RB, Series A, 5.50%, 07/01/19 (NPFGC)	70	70,000

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO, 5.00%, 08/01/19	$340	$340,894

		5,410,894

Indiana — 0.2%
Indiana University RB, Series U, 5.00%, 08/01/19	130	130,390
Purdue University RB
Series A, 5.00%, 07/01/19	300	300,000
Series Y, 5.00%, 07/01/19	65	65,000

		495,390

Iowa — 0.3%
Iowa Finance Authority RB
5.00%, 08/01/19	375	376,110
5.00%, 08/01/19 (ETM)	40	40,120
Series A, 5.00%, 08/01/19	150	150,444
Iowa State University of Science & Technology RB, 4.00%, 07/01/19	170	170,000

		736,674

Kansas — 1.8%
County of Johnson KS GO, 5.00%, 09/01/19	215	216,305
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/19	175	176,054
State of Kansas Department of Transportation RB
Series A, 3.00%, 09/01/19	120	120,337
Series A, 5.00%, 09/01/19	3,210	3,229,485
Series B, 5.00%, 09/01/19	1,050	1,056,373

		4,798,554

Kentucky — 0.2%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	125	125,768
Kentucky State Property & Building Commission RB
4.00%, 08/01/19	250	250,533
5.00%, 08/01/19	25	25,073
Series A, 5.00%, 08/01/19	25	25,073
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/19	155	155,000

		581,447

Louisiana — 0.8%
State of Louisiana GO
Series A, 4.00%, 09/01/19	1,950	1,958,560
Series C, 5.00%, 07/15/19	200	200,264
State of Louisiana RB, 5.00%, 09/01/19	20	20,117

		2,178,941

Maine — 0.6%
Maine Municipal Bond Bank RB
4.00%, 09/01/19	900	903,996
Series A, 4.00%, 09/01/19	45	45,200
Maine Turnpike Authority RB, 5.00%, 07/01/19	575	575,000

		1,524,196

Maryland — 6.4%
City of Baltimore MD RB
Series A, 5.00%, 07/01/19	200	200,000
Series D, 5.00%, 07/01/19	335	335,000
City of Frederick MD GO, 5.00%, 09/01/19	135	135,826
County of Baltimore MD GO
5.00%, 08/01/19	1,095	1,098,285
Series B, 4.50%, 09/01/19	250	251,325
County of Charles MD GO
5.00%, 07/15/19	45	45,061
5.00%, 07/15/19 (ETM)	5	5,007

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
County of Harford MD GO
4.00%, 07/01/19	$50	$50,000
Series A, 5.00%, 07/01/19	65	65,000
County of Howard MD GO
5.00%, 08/15/19	75	75,335
5.00%, 08/15/19 (ETM)	55	55,241
Series A, 5.00%, 08/15/19	165	165,736
Series B, 5.00%, 08/15/19	135	135,602
County of Montgomery MD GO
Series A, 5.00%, 07/01/19	665	665,000
Series A, 5.00%, 08/01/19	930	932,790
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,070	1,070,000
County of Prince George’s MD GOL
Series B, 4.00%, 07/15/19	360	360,353
Series C, 5.00%, 08/01/19	150	150,449
Maryland Health & Higher Educational Facilities Authority RB, 1.83%, 07/01/36 (Put 07/24/19)(b)(c)	4,550	4,550,000
Maryland State Transportation Authority RB
4.00%, 07/01/19	260	260,000
Series A, 5.00%, 07/01/19	410	410,000
State of Maryland GO
Second Series, 3.00%, 08/01/19	225	225,310
Second Series, 4.00%, 08/01/19	80	80,174
Second Series, 4.50%, 08/01/19	725	726,870
Second Series A, 5.00%, 08/01/19	380	381,132
Second Series E, 5.00%, 08/01/19	725	727,160
Series B, 4.50%, 08/01/19	935	937,412
Series B, 5.00%, 08/01/19	250	250,745
Series B, 5.00%, 08/01/20 (PR 08/01/19)	350	351,050
Series B, 5.00%, 08/01/21 (PR 08/01/19)	275	275,825
Series B, 5.00%, 08/01/23 (PR 08/01/19)	1,530	1,534,590
Series B, 5.25%, 08/15/19	330	331,558
Series C, 5.00%, 08/01/19	460	461,371

		17,299,207

Massachusetts — 9.7%
Commonwealth of Massachusetts GOL
Series 7, 3.00%, 07/01/19	110	110,000
Series 9, 4.00%, 08/01/19	150	150,330
Series A, 5.25%, 08/01/19	340	341,088
Series B, 4.00%, 08/01/19	600	601,320
Series B, 5.00%, 07/01/19	90	90,000
Series B, 5.00%, 08/01/19	200	200,600
Series C, 4.00%, 09/01/19	500	502,235
Series C, 5.00%, 08/01/19	390	391,170
Series D, 5.50%, 08/01/19	150	150,510
Series D, 5.50%, 08/01/19 (NPFGC-IBC)	295	296,003
VRDN, 1.85%, 03/01/26 (Put 06/28/19)(b)(c)	5,000	5,000,000
Massachusetts Bay Transportation Authority RB
Series A, 5.25%, 07/01/19	775	775,000
Series B, 5.25%, 07/01/19	695	695,000
Series C, 5.25%, 07/01/19	495	495,000
Series C, 5.50%, 07/01/19	140	140,000
Series D, 5.00%, 07/01/19	125	125,000
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	25,036
5.00%, 08/01/19	115	115,347
5.25%, 08/01/19	610	611,964
Series 14, 5.00%, 08/01/19	75	75,226
Series 15A, 5.00%, 08/01/19	265	265,800
Series A, 5.25%, 08/01/19	690	692,222

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency RB, Series S, 5.00%, 07/01/19	$65	$65,000
Massachusetts Health & Educational Facilities Authority RB, VRDN, 1.93%, 08/15/40 (Put 06/28/19)(b)(c)	7,775	7,775,000
Massachusetts Port Authority RB
Series B, 5.00%, 07/01/19	10	10,000
Series C, 5.00%, 07/01/19	100	100,000
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/19	200	200,654
Series B, 5.00%, 08/15/19	1,400	1,406,244
Series C, 5.00%, 08/15/19 (ETM)	155	155,688
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/19	800	802,400
Series J, 5.25%, 08/01/19 (AGM)	70	70,225
VRDN, 1.80%, 08/01/37 (Put 06/28/19)(b)(c)	1,800	1,800,000
University of Massachusetts Building Authority RB, VRDN, 1.87%, 11/01/34 (Put 06/28/19)(b)(c)	1,900	1,900,000

		26,134,062

Michigan — 0.1%
Michigan State University RB, Series A, 4.00%, 08/15/19	260	260,837

Minnesota — 1.8%
Metropolitan Council GO
Series B, 5.00%, 09/01/19	175	176,067
Series E, 5.00%, 09/01/19	250	251,525
State of Minnesota GO
5.00%, 08/01/19	780	782,340
5.00%, 08/01/19 (ETM)	5	5,015
Series A, 5.00%, 08/01/19	900	902,700
Series C, 5.00%, 08/01/19	345	346,035
Series D, 5.00%, 08/01/19	865	867,595
Series D, 5.00%, 08/01/19 (ETM)	5	5,015
Series E, 4.00%, 08/01/19	190	190,418
Series E, 5.00%, 08/01/19	445	446,335
Series F, 4.00%, 08/01/19	165	165,363
Series G, 5.00%, 08/01/19	60	60,180
University of Minnesota RB, Series A, 4.00%, 09/01/19	615	617,737

		4,816,325

Mississippi — 1.9%
Mississippi Business Finance Corp. RB, VRDN, 1.94%, 12/01/30 (Put 07/01/19)(b)(c)	5,000	5,000,000

Missouri — 0.4%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/19	140	140,419
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	150,000
5.25%, 07/01/19	160	160,000
Series B, 5.00%, 07/01/19	525	525,000

		975,419

Nebraska — 0.2%
City of Lincoln NE Water Revenue RB, 4.00%, 08/15/19	85	85,275
Nebraska Public Power District RB, 5.00%, 07/01/19	175	175,000
University of Nebraska Facilities Corp. RB, 4.00%, 08/15/19	385	386,243

		646,518

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada — 2.3%
Clark County Water Reclamation District GOL
5.00%, 07/01/19	$360	$360,000
Series A, 5.25%, 07/01/34 (PR 07/01/19)	1,400	1,400,000
Series A, 5.25%, 07/01/38 (PR 07/01/19)	700	700,000
County of Clark Department of Aviation RB
5.00%, 07/01/19	110	110,000
Series C, 5.00%, 07/01/19	240	240,000
Series D, 4.50%, 07/01/19	185	185,000
County of Clark NV GOL
Series A, 5.00%, 07/01/19	935	935,000
Series B, 4.00%, 07/01/19	50	50,000
County of Clark NV RB
4.00%, 07/01/19	745	745,000
5.00%, 07/01/19	340	340,000
Series B, 5.00%, 07/01/19	350	350,000
Nevada System of Higher Education RB, Series B, 4.00%, 07/01/19	200	200,000
State of Nevada GOL
5.00%, 08/01/19	155	155,462
Series A, 5.00%, 08/01/19	100	100,298
Series B, 5.00%, 08/01/19	115	115,343
Series C, 5.00%, 08/01/19	125	125,372

		6,111,475

New Hampshire — 0.3%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/19	715	718,189
State of New Hampshire RB, 5.00%, 09/01/19	210	211,218

		929,407

New Jersey — 1.0%
New Jersey Economic Development Authority RB
0.00%, 07/01/19 (NPFGC)(a)	55	55,000
5.25%, 09/01/19	25	25,159
5.25%, 09/01/19 (ETM)	75	75,469
New Jersey Educational Facilities Authority RB
Series B, 4.00%, 07/01/19	450	450,000
Series B, 4.75%, 07/01/19	420	420,000
New Jersey Infrastructure Bank RB
5.25%, 09/01/19	80	80,533
Series C, 5.00%, 09/01/19	25	25,156
State of New Jersey GO
5.00%, 08/01/19	135	135,406
Series L, 5.25%, 07/15/19 (AMBAC)	245	245,353
Series N, 5.50%, 07/15/19 (NPFGC)	65	65,099
Series Q, 5.00%, 08/15/19	255	256,140
Township of South Brunswick NJ GO, 4.00%, 09/01/19	1,000	1,004,640

		2,837,955

New Mexico — 0.7%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/19	200	200,000
City of Albuquerque NM GO, Series A, 4.00%, 07/01/19	135	135,000
City of Albuquerque NM RB, Series B, 5.00%, 07/01/19	35	35,000
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/19	555	555,000
Series B, 4.00%, 07/01/19	250	250,000
Series B, 5.00%, 07/01/19	650	650,000

		1,825,000

New York — 11.2%
City of New York NY GO Series 1, 5.00%, 08/01/19	785	787,387

Security	Par (000)	Value

New York (continued)
Series A, 5.00%, 08/01/19	$1,305	$1,308,967
Series A-1, 5.00%, 08/01/19	515	516,565
Series B, 4.00%, 08/01/19	465	466,042
Series B, 5.00%, 08/01/19	1,115	1,118,389
Series C, 4.00%, 08/01/19	620	621,389
Series D, 5.00%, 08/01/19	345	346,049
Series E, 4.00%, 08/01/19	140	140,314
Series E, 5.00%, 08/01/19	1,280	1,283,891
Series G, 4.00%, 08/01/19	500	501,120
Series G, 5.00%, 08/01/19	175	175,532
Series H, 5.00%, 08/01/19	155	155,472
Series I, 4.00%, 08/01/19	150	150,336
Series I, 5.00%, 08/01/19	590	591,793
Series J, 5.00%, 08/01/19	275	275,836
Series K, 4.00%, 08/01/19	200	200,448
Series K, 5.00%, 08/01/19	605	606,839
Subseries I-1, 5.00%, 08/01/19 (ETM)	5	5,015
County of Orange NY GOL, Series B, 4.00%, 07/01/19	50	50,000
County of Westchester NY GOL, Series B, 5.00%, 07/01/19	115	115,000
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/19	115	115,000
New York City Transitional Finance Authority Building Aid Revenue RB
Series S, 5.00%, 07/15/19 (ETM) (SAW)	100	100,132
Series S-1, 4.00%, 07/15/19 (ETM) (SAW)	335	335,342
Series S-1A, 4.00%, 07/15/19 (ETM) (SAW)	200	200,204
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	400	400,552
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19 (ETM)	100	100,307
Series A-1, 4.00%, 08/01/19	165	165,363
Series A-1, 5.00%, 08/01/19	330	330,990
Series A-3, 5.00%, 08/01/19 (ETM)	155	155,476
Series B-1, 5.00%, 08/01/19	415	416,245
VRDN, 1.89%, 11/01/41 (Put 06/28/19)(b)(c)	5,000	5,000,000
New York City Water & Sewer System RB
VRDN, 1.89%, 06/15/50 (Put 06/28/19)(b)(c)	5,000	5,000,000
VRDN, 1.95%, 06/15/41 (Put 06/28/19)(b)(c)	1,900	1,900,000
New York State Dormitory Authority RB
3.00%, 07/01/19	150	150,000
5.00%, 07/01/19	470	470,000
5.00%, 07/01/19 (SAP)	380	380,000
5.50%, 07/01/19 (NPFGC)	130	130,000
Series A, 3.50%, 07/01/19	75	75,000
Series A, 5.00%, 07/01/19	770	770,000
Series E, 5.00%, 08/15/19	400	401,788
VRDN, 1.60%, 09/01/39 (Put 06/28/19)(b)(c)	3,800	3,800,000
New York State Environmental Facilities Corp. RB, Series A, 5.00%, 08/15/19	150	150,688
Port Authority of New York & New Jersey RB, Fifth Series, 5.20%, 09/01/19	115	115,752
Town of Hempstead NY GOL, 4.00%, 08/15/19	200	200,696

		30,279,919

North Carolina — 5.8%
City of Charlotte NC COP, 1.89%, 06/01/33 (Put 07/24/19)(b)(c)	3,285	3,285,000
City of Charlotte NC GO, Series A, 5.00%, 07/01/19	355	355,000
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	130	130,000
Series B, 4.00%, 07/01/19	20	20,000

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Carolina (continued)
Series B, 5.00%, 07/01/19	$305	$305,000
City of Durham NC GO, Series C, 5.00%, 07/01/19	115	115,000
City of Raleigh NC Combined Enterprise System Revenue RB, VRDN, 2.00%, 03/01/35 (Put 06/28/19)(b)(c)	10,000	10,000,000
City of Raleigh NC GO, Series A, 5.00%, 09/01/19	65	65,397
County of Forsyth NC GO, Series E, 4.00%, 07/01/19	175	175,000
County of Mecklenburg NC GO
Series A, 4.00%, 08/01/19	280	280,619
Series A, 5.00%, 08/01/19	130	130,391
Series A, 5.00%, 09/01/19	700	704,291
County of New Hanover NC GO
Series A, 4.00%, 08/01/19	70	70,154
Series A, 5.00%, 08/01/19	25	25,075
North Carolina Turnpike Authority RB, 5.00%, 07/01/19	100	100,000

		15,760,927

Ohio — 1.8%
City of Columbus OH GO
Series 1, 5.00%, 07/01/19	370	370,000
Series 2012-3, 5.25%, 08/15/19	150	150,708
Series A, 5.00%, 07/01/19	200	200,000
Series A, 5.00%, 08/15/19	470	472,077
City of Columbus OH GOL, Series B, 3.00%, 07/01/19	200	200,000
Miami University/Oxford OH RB, 5.00%, 09/01/19	245	246,494
State of Ohio Department of Administration COP, 5.00%, 09/01/19	100	100,603
State of Ohio GO
5.00%, 08/01/19	55	55,164
5.00%, 09/01/19	295	296,794
Series A, 4.50%, 08/01/19	225	225,583
Series A, 5.00%, 08/01/19	450	451,346
Series B, 5.00%, 08/01/19	885	887,646
Series B, 5.00%, 09/01/19	1,125	1,131,840
Series C, 5.00%, 08/01/19	100	100,299

		4,888,554

Oklahoma — 0.5%
County of Oklahoma OK GOL, Series A, 3.00%, 08/01/19	100	100,140
Oklahoma Capital Improvement Authority RB
Series A, 2.00%, 07/01/19	50	50,000
Series A, 5.00%, 07/01/19	265	265,000
Series B, 5.00%, 07/01/19	295	295,000
Series C, 5.00%, 07/01/19	160	160,000
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/19	135	135,000
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/19	485	485,000

		1,490,140

Oregon — 0.6%
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 08/01/19	170	170,510
Port of Portland OR Airport RB, Series 23, 5.00%, 07/01/19	190	190,000
State of Oregon GO
5.00%, 08/01/19	975	977,925
Series B, 5.00%, 08/01/19	20	20,060
Series O, 5.00%, 08/01/19	100	100,300
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/19	70	70,425

		1,529,220

Security	Par (000)	Value

Pennsylvania — 1.7%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 07/01/19	$805	$805,000
First Series, 5.00%, 08/15/19	150	150,664
Second Series, 5.00%, 07/01/19	770	770,000
Series D, 5.00%, 08/15/19	375	376,661
Third Series, 5.38%, 07/01/19 (NPFGC)	1,450	1,450,000
County of Butler PA GO, 5.00%, 07/15/19	105	105,141
County of Chester PA GO
Series C, 5.00%, 07/15/19	85	85,115
Series C, 5.00%, 07/15/19 (ETM)	5	5,007
Delaware County Authority RB, 5.00%, 08/01/19	350	351,029
Delaware River Joint Toll Bridge Commission RB, Series A, 5.50%, 07/01/19 (NPFGC)	100	100,000
Pennsylvania Higher Educational Facilities Authority RB, Series A, 5.00%, 09/01/19, (ETM)	260	261,586
Pittsburgh School District GO, Series A, 5.00%, 09/01/19 (AGM)	100	100,612

		4,560,815

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/19	125	125,759
State of Rhode Island GO
5.00%, 08/01/19	600	601,788
Series A, 5.00%, 08/01/19	300	300,894

		1,028,441

South Carolina — 0.8%
County of Charleston SC GO, Series A, 5.50%, 08/01/19	50	50,170
South Carolina State Ports Authority RB, 5.00%, 07/01/19, (ETM)	150	150,000
State of South Carolina GO
5.00%, 08/01/19 (SAW)	1,850	1,855,550
Series A, 5.00%, 07/01/19 (SAW)	20	20,000

		2,075,720

Tennessee — 1.2%
City of Memphis TN GO
Series D, 3.63%, 07/01/19	100	100,000
Series D, 5.00%, 07/01/19	140	140,000
Metropolitan Government of Nashville & Davidson County TN GO, Series D, 4.00%, 07/01/19	770	770,000
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/19	220	220,000
Metropolitan Nashville Airport Authority (The) RB, Series A, 5.25%, 07/01/19 (AGC)	150	150,000
State of Tennessee GO
Series A, 5.00%, 08/01/19	565	566,695
Series A, 5.00%, 09/01/19	175	176,071
Series B, 4.00%, 08/01/19	1,000	1,002,200

		3,124,966

Texas — 11.5%
Austin Community College District GOL
3.00%, 08/01/19	295	295,407
5.00%, 08/01/19	145	145,432
Austin Independent School District GO 5.00%, 08/01/19 (PSF)	540	541,609
Series A, 4.00%, 08/01/19 (PSF)	270	270,589
Series B, 5.00%, 08/01/19	150	150,447
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/19 (AMBAC)(a)	90	89,842
Series A, 0.00%, 08/15/19 (ETM) (AMBAC)(a)	25	24,959

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Arlington TX GOL, 3.00%, 08/15/19	$270	$270,554
City of Austin TX GOL
5.00%, 09/01/19	2,020	2,032,261
Series A, 5.00%, 09/01/19	135	135,819
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/19	100	100,585
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/19	355	355,461
City of El Paso TX GOL, 5.00%, 08/15/19	115	115,497
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/19	50	50,000
City of Houston TX Hotel Occupancy Tax & Special Revenue RB, Series A, 5.25%, 09/01/19	75	75,467
City of Irving TX Waterworks & Sewer System Revenue RB, 5.00%, 08/15/19	20	20,089
City of Leander TX GOL, 5.00%, 08/15/19	450	451,971
City of Plano TX GOL, 5.00%, 09/01/19	600	603,642
City of San Antonio Texas GOL
4.00%, 08/01/19	75	75,162
Series A, 5.00%, 08/01/19	210	210,622
City of San Antonio TX GOL, 5.00%, 08/01/19	105	105,311
College Station Independent School District GO, 5.00%, 08/15/19 (PSF)	1,250	1,255,525
County of Denton TX GOL, 4.00%, 07/15/19	195	195,187
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	25	25,117
County of Harris TX GOL, Series C, 5.25%, 08/15/19	470	472,190
County of Harris TX RB
Series A, 5.00%, 08/15/19	380	381,634
Series C, 5.00%, 08/15/19	450	451,935
County of Tarrant TX GOL, 5.00%, 07/15/19	455	455,610
Dallas Independent School District GO, 5.00%, 08/15/19 (PSF)	220	220,972
Denton Independent School District GO
4.00%, 08/15/19 (PSF)	85	85,275
5.00%, 08/15/19 (PSF)	125	125,552
Eanes Independent School District GO, 4.00%, 08/01/19 (PSF)	70	70,153
El Paso Independent School District GO, 5.00%, 08/15/19 (PSF)	40	40,177
Fort Bend Independent School District GO, 5.00%, 08/15/19 (PSF)	130	130,575
Frisco Independent School District GO
5.00%, 08/15/19 (PSF)	200	200,884
Series B, 5.00%, 08/15/19 (PSF)	245	246,083
Grapevine-Colleyville Independent School District GO
Series A, 4.00%, 08/15/19	165	165,533
Series A, 5.00%, 08/15/19 (PSF)	110	110,486
Series B, 4.00%, 08/15/19	55	55,178
Harris County Toll Road Authority (The) RB, 5.00%, 08/15/19 .	100	100,430
Keller Independent School District/TX GO, 0.00%, 08/15/19 (PSF)(a)	50	49,920
Klein Independent School District GO, Series A, 4.00%, 08/01/19 (PSF)	165	165,360
Leander Independent School District GO
4.00%, 08/15/19 (PSF)	755	757,439
Series D, 0.00%, 08/15/19 (PSF)(a)	50	49,923
Lewisville Independent School District GO 4.00%, 08/15/19	1,350	1,354,360
Series A, 4.00%, 08/15/19 (PSF)	255	255,824

Security	Par (000)	Value

Texas (continued)
Series A, 5.00%, 08/15/19 (PSF)	$480	$482,122
Series B, 4.00%, 08/15/19	240	240,775
Mesquite Independent School District GO
Series B, 4.00%, 08/15/19 (PSF)	165	165,533
Series B, 5.00%, 08/15/19 (PSF)	10	10,044
North East Independent School District/TX GO
5.00%, 08/01/19 (PSF)	500	501,490
Series A, 5.00%, 08/01/19 (PSF)	320	320,954
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19	550	553,300
5.25%, 09/01/19	350	352,243
Northside Independent School District GO
4.00%, 08/15/19 (PSF)	100	100,323
5.00%, 08/15/19 (PSF)	650	652,873
Permanent University Fund - Texas A&M University System RB
4.00%, 07/01/19	125	125,000
5.00%, 07/01/19	135	135,000
Series A, 5.00%, 07/01/19	460	460,000
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/19	100	100,000
Series B, 5.00%, 07/01/19	200	200,000
Round Rock Independent School District GO
4.00%, 08/01/19	300	300,654
5.00%, 08/01/19 (PSF)	140	140,417
Series A, 5.00%, 08/01/19	175	175,521
Seguin Independent School District GO, 5.00%, 08/15/19 (PSF)	125	125,552
Socorro Independent School District GO
4.00%, 08/15/19 (PSF)	170	170,549
Series A, 5.00%, 08/15/19 (PSF)	110	110,486
South San Antonio Independent School District/TX GO, 5.00%, 08/15/19 (PSF)	100	100,442
State of Texas GO
5.00%, 08/01/19	60	60,179
Series B, 5.00%, 08/01/19	590	591,758
Series C, 5.00%, 08/01/19	180	180,536
Series C-1, 5.00%, 08/01/19	100	100,298
Series E, 4.50%, 08/01/19	335	335,864
Series E, 5.00%, 08/01/19	250	250,745
Series F, 5.00%, 08/01/19	100	100,298
VRDN, 1.95%, 12/01/46 (Put 07/01/19)(b)(c)	3,950	3,950,000
Tarrant Regional Water District RB
5.00%, 09/01/19	265	266,609
6.00%, 09/01/19	200	201,538
Texas Water Development Board RB
4.00%, 08/01/19	800	801,744
Subseries A-1, 4.00%, 07/15/19	385	385,377
University of Texas System (The) RB
5.00%, 08/15/19	275	276,232
Series A, 4.00%, 08/15/19	515	516,694
Series A, 5.00%, 08/15/19	2,295	2,305,281
Series B, 4.00%, 08/15/19	125	125,411
Series B, 5.00%, 08/15/19	500	502,240
Series C, 5.00%, 08/15/19	650	652,912
Series D, 4.25%, 08/15/19	370	371,328

		31,040,370

Utah — 0.5%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/19	465	465,000

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Metropolitan Water District of Salt Lake & Sandy RB,
Series A, 5.00%, 07/01/19	$110	$110,000
State of Utah GO
5.00%, 07/01/19	100	100,000
Series C, 5.00%, 07/01/19	225	225,000
University of Utah (The) RB
Series A, 5.00%, 08/01/19 (SAP)	300	300,888
Series B, 5.00%, 08/01/19	100	100,296

		1,301,184

Vermont — 0.3%
State of Vermont GO
Series B, 5.00%, 08/15/19	680	683,019
Series F, 5.00%, 08/15/19	50	50,222

		733,241

Virginia — 3.6%
City of Newport News VA GO
Series B, 5.00%, 07/01/19	365	365,000
Series C, 5.00%, 09/01/19 (SAW)	100	100,617
City of Richmond VA GO
Series B, 5.00%, 07/15/19	250	250,340
Series C, 4.00%, 07/15/19 (SAW)	275	275,275
County of Arlington VA GO
Series A, 4.00%, 08/01/19 (SAW)	150	150,330
Series A, 5.00%, 08/01/19	725	727,175
Series C, 4.00%, 08/15/19	850	852,779
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/19	120	120,163
Hampton Roads Sanitation District RB, 5.00%, 08/01/19	150	150,447
Virginia Beach Development Authority RB, Series B, 5.00%, 07/15/19	100	100,136
Virginia College Building Authority RB 5.00%, 09/01/19	350	352,128
5.00%, 09/01/19 (ST INTERCEPT)	150	150,912
Series 2, 5.00%, 09/01/19	300	301,824
Series A, 5.00%, 09/01/19	210	211,277
Series B, 5.00%, 09/01/19	1,195	1,202,265
Series B, 5.00%, 09/01/24 (PR 09/01/19)	135	135,824
Virginia Public Building Authority RB
Series 2013A, 5.00%, 08/01/19	130	130,390
Series A, 5.00%, 08/01/19	525	526,575
Series B, 4.00%, 08/01/19	50	50,110
Series B, 5.00%, 08/01/27 (PR 08/01/19) (SAP)	250	250,750
Series D, 5.00%, 08/01/19	150	150,450
Virginia Public School Authority RB
4.00%, 08/01/19 (SAW)	325	325,709
5.00%, 08/01/19	190	190,566
5.00%, 08/01/19 (ETM)	10	10,029
Series A, 5.00%, 08/01/19 (SAW)	1,390	1,394,142
Series B, 4.00%, 08/01/19 (SAW)	225	225,491
Series C, 4.00%, 08/01/19 (SAW)	385	385,839
Series C, 5.00%, 08/01/19 (SAW)	580	581,728

		9,668,271

Washington — 9.0%
City of Seattle WA Drainage & Wastewater Revenue RB
4.00%, 07/01/19	300	300,000
5.00%, 09/01/19	4,725	4,753,917
City of Seattle WA GOL, Series B, 5.00%, 08/01/19	440	441,329
City of Seattle WA Municipal Light & Power Revenue RB, 5.00%, 07/01/19	330	330,000

Security	Par (000)	Value

Washington (continued)
City of Seattle WA Water System Revenue RB, Series B, 4.50%, 08/01/19	$185	$185,481
County of King WA GOL, 5.00%, 07/01/19	200	200,000
County of King WA Sewer Revenue RB
Series B, 4.00%, 07/01/19	250	250,000
VRDN, 1.95%, 01/01/32 (Put 07/01/19)(b)(c)	1,100	1,100,000
County of Pierce WA GOL
Series A, 5.00%, 08/01/19	75	75,225
Series B, 4.00%, 08/01/19	150	150,330
Energy Northwest RB, Series A, 5.00%, 07/01/19	2,795	2,795,000
Port of Seattle WA RB, Series A, 5.25%, 07/01/19 (NPFGC)	375	375,000
State of Washington COP
4.00%, 07/01/19	200	200,000
5.00%, 07/01/19	240	240,000
Series A, 5.00%, 07/01/19	95	95,000
Series B, 5.00%, 07/01/19	540	540,000
State of Washington GO
4.00%, 07/01/19	755	755,000
5.00%, 07/01/19	1,345	1,345,000
Series 2010A, 5.00%, 08/01/19	100	100,298
Series 2010A, 5.00%, 08/01/31 (PR 08/01/19)	500	501,500
Series 2010B, 5.00%, 08/01/19	95	95,283
Series 2010B, 5.00%, 08/01/25 (PR 08/01/19)	350	351,050
Series 2010B, 5.00%, 08/01/26 (PR 08/01/19)	3,400	3,410,200
Series 2010C, 5.00%, 08/01/19	35	35,104
Series 2012-A, 5.00%, 07/01/19	105	105,000
Series 2013A, 5.00%, 08/01/19	75	75,224
Series A, 5.00%, 08/01/19	560	561,669
Series B, 5.00%, 07/01/19	595	595,000
Series B-2, 5.00%, 08/01/19	300	300,894
Series D, 5.00%, 07/01/19	175	175,000
Series R, 5.00%, 07/01/19	580	580,000
Series R-2015, 5.00%, 07/01/19	925	925,000
Series R-2015-C, 5.00%, 07/01/19	280	280,000
Series R-2015-D, 5.00%, 07/01/19	50	50,000
Series R-2018-B, 5.00%, 08/01/19	500	501,490
State of Washington RB, 5.00%, 09/01/19	1,445	1,453,641

		24,227,635

West Virginia — 0.3%
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/19	800	804,760
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/19	100	100,000

		904,760

Wisconsin — 1.8%
State of Wisconsin COP, 5.00%, 09/01/19	1,020	1,026,253
State of Wisconsin RB, Series 1, 4.00%, 07/01/19	1,315	1,315,000
Wisconsin Department of Transportation RB
5.00%, 07/01/19	385	385,000
Series 1, 4.00%, 07/01/19	140	140,000
Series 1, 5.00%, 07/01/19	580	580,000
Series 2, 4.00%, 07/01/19	160	160,000
Series I, 5.00%, 07/01/19 (NPFGC)	985	985,000

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® iBonds® Sep 2019 Term Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
WPPI Energy RB
5.00%, 07/01/19	$115	$115,000
Series A, 5.00%, 07/01/19	105	105,000

		4,811,253

Total Municipal Debt Obligations — 115.1% (Cost: $310,546,865)		310,540,137

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Liquidity Funds: MuniCash, 1.65%(d)(e)	2,152	2,151,905

Total Short-Term Investments — 0.8% (Cost: $2,152,033)		2,151,905

Total Investments in Securities — 115.9% (Cost: $312,698,898)		312,692,042

Other Assets, Less Liabilities — (15.9)%		(42,900,352)

Net Assets — 100.0%		$269,791,690

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19 (000)	Net Activity (000)	Shares Held at 06/30/19 (000)	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: MuniCash	2,307	(155)	2,152	$2,151,905	$7,037	$336	$(336)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$310,540,137	$—	$310,540,137
Money Market Funds	2,151,905	—	—	2,151,905

	$2,151,905	$310,540,137	$—	$312,692,042

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation